Income Taxes - Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,407	$ 0
Additions based on tax positions related to current year	1,862	1,258
Increase (reduction) for prior period positions	(568)	(149)
Unrecognized tax benefit-December 31	$ 2,701	$ 1,407